Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Table]
Payments in respect of developmental milestones	$ 7,371	$ 7,371
Non-cancellable contractual commitments	$ 16,827	$ 16,422